Organization and Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Basis Of Presentation And Organization [Line Items]
Exclusive purchase right contract term	10 years
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion") and Subsidiaries
Basis Of Presentation And Organization [Line Items]
Percent of assets	51.00%	44.00%
Percent of liabilities	60.00%	57.00%